Supplement to the Fidelity DestinySM Portfolios:
Destiny I - Class O and Destiny II - Class O November 28, 2001 Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Destiny I and Destiny II will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-225-5270 to request a free copy of the proxy statement.

I.DES-02-01 September 16, 2002
1.717042.108

Supplement to the Fidelity DestinySM Portfolios:
Destiny I - Class N and Destiny II - Class N November 28, 2001 Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of Destiny I and Destiny II will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-225-5270 to request a free copy of the proxy statement.

I.DESN-02-01 September 16, 2002
1.719745.106